A Swiss                 THE SWISS
                              Investments               HELVETIA
                                 Fund                   FUND, INC.





                          THE SWISS HELVETIA FUND, INC.
                                Executive Offices
                          The Swiss Helvetia Fund, Inc.
                                630 Fifth Avenue
                                    Suite 915
                          New York, New York 10111-0001
                                 1-888-SWISS-00
                                 (212) 332-2760
                               http://www.swz.com










                                                        Quarterly Report
                                                        For the Period Ended
                                                        September 30, 1996

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Directors and Officers

Paul Hottinguer                Georges L. de Montebello
Chairman and                   President
Chief Executive Officer        Rodolphe Hottinger
Eric R. Gabus                  Executive Vice President
Vice Chairman                  and Chief Operating Officer
(Non officer)                  Rudolf Millisits
Claude Frey                    Vice President
Director                       Edward J. Veilleux
Jean-Louis Gillieron           Vice President and Treasurer
Director                       Scott J. Liotta
Baron Hottinger                Vice President
Director                       Paul R. Brenner, Esq.
Claude Mosseri-Marlio          Secretary
Director                       Joseph A. Finelli
Stephen K. West, Esq.          Assistant Treasurer
Director
Samuel B. Witt III, Esq.
Director



Investment Advisor
Hottinger Capital Corp.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
(212) 332-7930
Administrator
Investment Company Capital Corp.
Custodian
PNCBank, N.A.
Transfer Agent
PNC Bank, N.A.
(800) 852-4750
Legal Counsel
Paul R. Brenner, Esq.
and
Christy & Viener
Independent Auditors
Deloitte &Touche LLP


The Investment Advisor
The Fund is managed by Hottinger Capital Corp., which is 100% owned by the Hottinger Group.

The Hottinger Group includes Banque Hottinguer, which was formed in Paris in 1786 and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Geneva, Paris and Luxembourg.

Executive Offices
The Swiss Helvetia Fund, Inc.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

For inquiries and reports:
1-888-SWISS-00 (1-888-794-7700)
Fax (212) 332-7931

Website Address
http://www.swz.com


The Fund

The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

Net Asset Value is calculated every Friday by 6:00 P.M. (Eastern Standard Time). The most recent calculation is available by calling 1-888-SWISS-00. Weekly Net Asset Value is also published in Barron's, the Monday edition of The Wall Street Journal and the Saturday edition of The New York Times.

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                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Letter to Stockholders
Period in Review

     Low interest rates, low inflation rates, and limited domestic growth were prevalent in Switzerland throughout the first three quarters of 1996. The positive development of global multinational companies continues to dominate the Swiss market as investors flock to the pharmaceutical, chemical, and industrial sectors. In anticipation of the formation of NOVARTIS, the product of the Ciba-Geigy and Sandoz consolidation, the Fund has continued to add to its Ciba-Geigy position. As the Largest Increases in Large Caps table (top right) illustrates, this overweighting policy, in conjunction with a reduction in the Roche position (5% decrease over the same time period), has produced excellent results for the Fund and is expected to do so for the foreseeable future.

     Another positive development has been the successful startup of the Swiss Electronic Stock Exchange. The exchange, which commenced operations in August and is now running efficiently, has also helped the mid and small cap companies increase their publicity and availability to investors. The Fund has been a strong advocate for the Electronic Stock Exchange development for the past ten years, and we are pleased to see the capabilities of the Swiss market advance. We believe it is a major step in making Switzerland one of the most efficient markets in Europe.

Financial Highlights

     Since January 1, 1996, the Fund's net assets in Swiss francs have increased 11.8%. As the Financial Highlights table (bottom right) illustrates, the value of the U.S. dollar against the Swiss franc has increased 9.6% during the past nine months. As a result of the U.S. dollar's strength, the Fund's closing net asset value per share of $25.23 on September 30,


--------------------------------------------------------------------------------
The Swiss Helvetia Fund--
Largest Increases in Large Caps
--------------------------------------------------------------------------------

                    Market Price   Market Price
                          in US$         in US$        %
                           as of          as of   Change
                         9/30/96       12/31/95   in US$
--------------------------------------------------------------------------------
   1.Ciba-Geigy AG* (R)   $1,278           $881    45.1%
   2.Sandoz AG* (R)        1,200            916    31.0
   3.Societe Generale de
     Surveillance
     Holding AG (R)          430            343    25.4
   4.SMH (R)                 151            131    15.3
   5.Compagnie Financiere
     Richemont AG (B)      1,626          1,501     8.3
   6.ABB Asea Brown
     Boveri Ltd. (B)       1,222          1,163     5.1

*To be renamed NOVARTIS, after completion of the Ciba-Geigy/Sandoz consolidation.
(R)=Registered Shares.
(B)=Bearer Shares.


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                       September 30,   December 31,     %
                                            1996           1995       Change
--------------------------------------------------------------------------------
  Net Asset Value per Share                $25.23         $24.56       2.7%
  Total Net Assets
    In million U.S. $                       309.3*         301.2*      2.7
    In million SFr.                         388.2*         347.2      11.8
  Exchange Rate (per U.S. $)                  1.26           1.15      9.6
  Market Price per Share (U.S. $)            21.25          21.25      0.0
  Shares Outstanding                    12,261,692*    12,261,692*     0.0

*Includes 1995 Rights Offering proceeds and additional shares issued to stockholders.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

1996 is only 2.7% higher than the net asset value per share of $24.56 on December 31, 1995. Since the Fund has a policy of not engaging in currency hedging, its net asset value in U.S. dollars is affected by the U.S. dollar/Swiss franc exchange rate.

New Phone Number & Website Address

     The Fund has instituted a toll-free number to handle any inquiries or report requests. This number will also provide the Fund's current NAV and market price, which are updated every Friday by 6:00 P.M. (Eastern Standard Time).
The new toll free number is 1-888-SWISS-00 (1-888-794-7700). This information is also available at the Fund's new Website address, http://www.swz.com.

     Thank you for your continued interest in the Fund.

Sincerely,


/s/Paul Hottinger

Paul Hottinguer
Chairman and Chief Executive Officer



/s/ Georges L. de Montebello

Georges L. de Montebello
President


October 18, 1996


--------------------------------------------------------------------------------
The Swiss Helvetia Fund--Ten Largest Holdings (in U.S. dollars)
As of September 30, 1996
--------------------------------------------------------------------------------
                                                                % of Total
                                    Cost      Market Value      Net Assets
--------------------------------------------------------------------------------
   1. Roche Holding AG      $ 16,329,129      $ 43,779,978           14.2%
   2. Sandoz AG*              13,843,034        34,197,275           11.1
   3. Ciba-Geigy AG*          17,347,434        33,227,631           10.7
   4. Nestle AG               18,418,475        32,301,809           10.4
   5. Zurich Insurance         9,778,047        14,929,488            4.8
   6. Union Bank of
      Switzerland              7,479,757        14,425,145            4.7
   7. Credit Suisse Holding   10,607,620        14,226,755            4.6
   8. Swiss Reinsurance        6,669,935        14,219,584            4.6
   9. ABB Asea Brown
      Boveri Ltd.             10,422,492        13,444,347            4.3
  10. Swiss Bank
      Corporation              7,576,684         9,541,656            3.1
--------------------------------------------------------------------------------

      Total                 $118,472,607      $224,293,668           72.5%
--------------------------------------------------------------------------------

*To  be  renamed  NOVARTIS,   after   completion   of   the   Ciba-Geigy/Sandoz
 consolidation.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                      September 30, 1996
(Unaudited)
                                                                        Percent
No. of                                                                   of Net
Shares            Security                                     Value     Assets
--------------------------------------------------------------------------------

         Common Stocks and Warrants - 97.1%

         Banks - 12.9%

         Baer Holdings Ltd.
 1,200   Bearer Shares                                     $  1,249,622     0.4%
         Banking group specializing in asset
         management, investment consulting and
         securities trading.
         Banque Cantonale Vaudoise
 1,000   Bearer Shares                                          278,065     0.1
         Cantonal bank in the
         western part of Switzerland.
         Credit Suisse Holding*
144,000  Registered Shares                                   14,226,755     4.6
         A global financial services
         institution whose main holding
         is Credit Suisse, one of
         Switzerland's "Big Three" banks.
         Schweizerische Bankgesellschaft*
         (Union Bank of Switzerland)
15,000   Bearer Shares                                       14,425,145     4.7
         Largest Swiss full-service bank.
         Schweizerischer Bankverein*
         (Swiss Bank Corporation)
50,000   Bearer Shares                                        9,531,113     3.1
 3,950   Warrants Expiring 6/30/00**                             10,543      --
         One of the three largest
         international Swiss banks.
                                                             39,721,243    12.9
        Building Contractors & Materials - 1.3%

        Holderbank Financiere Glarus AG
 3,100  Bearer Shares                                         2,247,630     0.7
        Large cement producer with
        worldwide operations.
        Keramik Holding AG Laufen
 3,500  Bearer Shares                                         1,952,035     0.6
        One of the largest suppliers
        in the world of floor and
        wall tiles, sanitary fittings,
        crockery and ceramics.
                                                             4,199,665      1.3




                                                                        Percent
No. of                                                                   of Net
Shares            Security                                     Value     Assets
--------------------------------------------------------------------------------

        Chemicals - 13.5%

        Ciba-Geigy AG*
26,000  Registered Shares                                  $ 33,227,631    10.7%
        The largest chemical company in
        Switzerland.
        Clariant AG
 3,000  Registered Shares**                                   1,039,758     0.3
        Specializes in color chemistry
        and manufactures a range
        of dyestuffs, pigments, chemicals,
        additives and masterbatches for
        the textile, paper, leather, plastics,
        synthetic fibers and paint
        industries.
        Gurit-Heberlein AG
 1,100  Bearer Shares                                         2,020,158     0.7
        European market leader for wind
        screen bonding systems, ski bases
        and optically pure thermoplastic
        sheeting for the auto industry.
        Immuno International AG
 1,800  Bearer Shares                                         1,274,958     0.4
        Develops, manufactures and
        supplies biological products, blood
        products and human plasma
        derivatives.
        Siegfried AG
 3,200  Registered Shares                                     2,875,946     0.9
        International producer and
        supplier of chemicals and pharma-
        ceuticals for major businesses.
        Schweizerhall Holding AG
 1,400  Registered Shares                                     1,438,929     0.5
        Wholesale trader in chemical and
        pharmaceutical intermediate
        products, as well as in the perfume
        and fertilizer businesses.
                                                             41,877,380    13.5

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1996
(Unaudited)
                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Common Stocks and Warrants - (continued)

        Electrical Engineering & Electronics - 7.7%

        ABB Asea Brown Boveri Ltd.*
11,000  Bearer Shares                                      $ 13,444,347     4.3%
        One of the largest electrical
        engineering firms in the world.
        Ascom Holdings Ltd.
   700  Bearer Shares                                           725,042     0.2
        Through  its  subsidiaries,
        active in telecommunications, services
        automation and enterprise networks
        throughout  Europe  and the United
        States.
        Belimo Automation AG
 2,500  Registered Shares                                       561,708     0.2
        World market leader in damper
        and volume control actuators for
        ventilation and air conditioning
        equipment.
        Christ AG
   495  Registered Shares**                                     394,391     0.1
        Manufactures and markets water
        purification systems and produces
        customized systems for high-tech,
        industrial-scale water treatment plants
        as well as standard systems.
        Esec Holding AG
   500  Bearer Shares                                         1,989,881     0.7
        Market leader in the field of die
        bonding technology used by
        manufacturers of semiconductors.
        Kaba Holding
 3,000  Registered Shares**                                   1,171,221     0.4
        Specializes in mechanical and
        electronic security systems.
        Micronas Semiconductor Holding AG
   970  Bearer Shares**                                         881,045     0.3
        Develops, produces and markets
        mixed-signal integrated circuits
        and systems.
        Phonak Holding AG
 2,000  Registered Shares                                     1,880,328     0.6
        A leader in hearing aids, ranked
        fourth in the world.

                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Electrical Engineering & Electronics - (continued)

        Swiss Corporation for Micro-
        electronics and Watchmaking
        Industries Ltd. (SMH)
15,000  Registered Shares                                  $  2,264,760     0.7%
        Watchmaking company.
        TAG Heuer International SA
 1,000  Registered Shares**                                     196,000     0.1
        Designs, produces and markets
        Swiss sports watches and
        chronographs. The company's
        products are sold in over
        100 countries.
        Zellweger Luwa AG
   500  Bearer Shares                                           352,562     0.1
 1,300  Warrants Expiring 5/21/97**                               3,004      --
        Worldwide diversified industrial
        and service  company active mainly in
        textile electronics, air filtering
        and conditioning techniques.
                                                             23,864,289     7.7
        Food, Luxury Goods - 11.7%

        Hero AG
 3,000  Bearer Shares                                         1,455,661     0.5
        Leading Swiss manufacturer
        of branded jams and preserves.
        Lindt & Spruengli AG
   127  Registered Shares                                     2,347,542     0.8
        Major manufacturer of premium
        Swiss chocolates.
        Nestle AG*
29,000  Registered Shares                                    32,301,809    10.4
        Largest food and beverage
        processing company in the world
        and Switzerland's largest company.
                                                             36,105,012    11.7

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1996
(Unaudited)
                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Common Stocks and Warrants - (continued)

        Insurance - 11.3%

        Baloise-Holding
   750  Registered Shares                                  $  1,568,600     0.5%
        Medium-sized insurer active in
        all sectors of insurance.
        Schweizerische Ruckversicherungs-
        Gesellschaft*
        (Swiss Reinsurance Company)
13,500  Registered Shares**                                  14,219,584     4.6
        Second largest reinsurance
        company in the world.
        Swiss Life Insurance and
        Pension (Rentenanstalt)
 2,500  Participation Certificates                              824,635     0.3
        Medium-sized Swiss life
        insurance company.
        Winterthur Schweizerische
        Versicherungs-Gesellschaft
 5,500  Registered Shares                                     3,391,762     1.1
        Leading Swiss international
        insurance company.
        Zurich Schweizerische
        Versicherungs-Gesellschaft*
        (Zurich Insurance)
54,000  Registered Shares                                    14,929,488     4.8
        A large worldwide insurance
        operator.
                                                             34,934,069    11.3
        Machinery - 3.6%

        Bobst Ltd.
 1,000  Bearer Shares                                         1,298,701     0.4
        Leading international
        manufacturer of cardboard
        packaging machines.
        Bossard Holding AG
 1,500  Bearer Shares                                           560,513     0.2
        Manufactures fastening elements,
        industrial adhesives, tools,
        pneumatics and handling modules
        and automated assembly systems.


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Machinery - (continued)

        Bucher Holding Company
 2,500  Bearer Shares                                      $  1,872,361     0.6%
        Manufacturer of agricultural
        machines, special vehicles, fruit
        juice equipment and plastics machines.
        Mikron Holding AG
11,500  Registered Shares**                                   1,227,791     0.4
        Machine tools and milling machine
        producer.
        Nokia-Maillefer Holding SA
 2,500  Bearer Shares                                           991,953     0.3
        Europe's leading supplier of
        production systems and complete
        services to the electric wire and
        cable industry.
        Saurer Gruppe Holding AG
 4,000  Registered Shares**                                   1,724,165     0.6
        Machinery maker with dominant
        market share.
        Schindler Holding AG
 1,000  Registered Shares                                       956,099     0.3
 1,000  Warrants Expiring 12/16/96**                                239      --
        One of the world's largest
        elevator companies and a leading
        Swiss machinery enterprise.
        Schweizerische Industrie-
        Gesellschaft (SIG)
 1,300  Registered Shares                                     1,522,588     0.5
        Medium-sized machinery manufacturer
        with interests in the packaging, defense
        and railway industries.
        Sulzer Brothers Ltd.
 1,800  Registered Shares                                     1,056,968     0.3
        A machine manufacturer and
        worldwide leader in weaving
        machines and sewing machines.
                                                             11,211,378     3.6

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1996
(Unaudited)




                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Common Stocks and Warrants - (continued)

        Miscellaneous Industries - 4.3%

        Alusuisse-Lonza Holding AG
 4,500  Registered Shares                                  $  3,373,835     1.1%
        A major aluminum producing and
        processing company.
        AFG Arbonia-Forster Holding AG
 2,000  Bearer Shares                                         1,003,904     0.3
        Manufacturer of heating
        radiators, refrigeration kitchen
        equipment and steel tubing.
        Baumgartner Papiers S.A.
 1,100  Registered Shares                                       380,368     0.1
        Swiss paper company active in the
        field of wholesale paper, paper
        processing, manufacturing of cigarette
        filters and capillary reservoirs.
        Datwyler Holding AG
   370  Bearer Shares                                           598,438     0.2
        Diversified manufacturer of telecom-
        munication cable, floor coverings
        and precision steel tubing.
        Disetronic
   800  Bearer Shares**                                       1,685,921     0.5
        Leading company in medical technology.
        Manufactures and markets infusion
        systems  and  injection  systems
        used to  administer  insulin and
        growth hormones.
        Huber & Suhner AG
   800  Registered Shares                                      834,993     0.3
        Manufactures a wide range of
        products, from cables for energy
        and electrical transmission to
        special products such as rubber.
        Kardex AG
 2,000  Bearer Shares                                          581,627     0.2
 1,000  Participation Certificates                             286,830     0.1
        Specializes in industrial and office
        storage systems,  office  machinery,
        safety and computer software.


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Miscellaneous Industries - (continued)

        Oerlikon-Buhrle Holding AG
15,000  Registered Shares**                                $  1,508,844     0.5%
        The diversified holding company includes
        Bally (shoes and accessories), Balzers
        and Leybold (surface technologies),
        Oerlikon Contraves (military products
        and space technology), Pilatus (aircraft),
        Kunz and Dietfurt (threads and yarns),
        real estate and hotels.
        Phoenix Mecano AG
 2,700  Bearer Shares                                         1,301,490     0.4
        Leading Swiss packaging
        manufacturer for the mechanical
        engineering and electronics industry.
        Stratec Holding AG
 1,500  Registered Shares**                                   1,601,466     0.5
        Develops, produces and distributes
        instruments and implants used in
        orthopedic and maxilofacial surgery.
        Vetropack Holding Ltd.
   800  Bearer Shares                                           180,385     0.1
        Through its subsidiaries, the company
        manufactures packaging materials.
                                                             13,338,101     4.3

        Miscellaneous Services - 4.4%

        Compagnie Financiere Richemont AG
 3,200  Bearer Shares                                         5,203,729     1.7
        Investment company with principal
        interests in luxury goods and tobacco.
        Edipresse SA
 2,500  Bearer Shares                                           517,887     0.2
        Operates printing companies,
        newspapers, kiosks and bookshops.
        Intershop Holding Ltd.
 1,500  Bearer Shares                                           834,196     0.3
        Involved in the construction and
        funding of shopping centers and
        property for commercial use, both
        nationally and internationally.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                          September 30, 1996
(Unaudited)


                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (concluded)

        Miscellaneous Services- (continued)

        Kuoni Travel Holding Ltd.
   850  Registered Shares                                  $  1,896,263     0.6%
        Leader in the Swiss travel and tourism
        sector with subsidiaries in the United
        Kingdom, Germany, France and Austria.
        Publicitas Holding SA
 4,500  Participation Certificates                              745,757     0.2
        Largest Swiss advertising intermediary.
        Societe Generale d'Affichage SA
 2,000  Participation Certificates                              878,018     0.3
        Swiss advertising firm.
        Societe Generale de Surveillance
        Holding AG
 8,000  Registered Shares                                     3,441,957     1.1
        World's leading inspection
        company and adjusting group.
                                                             13,517,807     4.4

        Pharmaceuticals - 25.6%

        Ares Serono
 1,200  Bearer Shares                                         1,185,563     0.3
        Develops and markets pharmaceutical
        and diagnostic products, and is the
        worldwide market leader in pharma-
        ceutical products for the treatment
        of infertility.
        Roche Holding AG*
 5,950  Dividend Rights Certificates                         43,779,978    14.2
        Worldwide pharmaceutical company.
        Sandoz AG*
28,500  Registered Shares                                    34,197,275    11.1
        Second largest pharmaceutical
        entity in Switzerland.
                                                             79,162,816    25.6




                                                                         Percent
No. of                                                                    of Net
Shares            Security                                     Value      Assets
--------------------------------------------------------------------------------

        Retailers - 0.6%

        Fust AG
 2,500  Bearer Shares                                      $    663,294     0.2%
        Active in the electrical goods and
        entertainment electronics business.
        Involved in a rental, service/repair
        business and has interests in real estate.
        Jelmoli Holding Ltd.
 1,200  Bearer Shares                                           573,659     0.2
        Operates a network of retail/
        service outlets throughout
        Switzerland, including local
        dry cleaners, auto body shops,
        opticians, interior decorators, travel
        agencies, restaurants, pharmacies
        and retailers.
        Prodega AG
 1,800  Bearer Shares                                           570,074     0.2
        Swiss market leader that operates
        "Cash and Carry."
                                                              1,807,027     0.6

        Transport - 0.2%

        Danzas Holding AG
 3,500  Participation Certificates                              672,058     0.2
        Third largest forwarding agent
        in the world and the market
        leader in Europe.

533,462 Total Common Stocks and Warrants
        (Cost $183,300,618)                                 300,410,845    97.1

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                          September 30, 1996
(Unaudited)


                                                                         Percent
  Par                                                                     of Net
 (000)            Security                                     Value      Assets
--------------------------------------------------------------------------------
        Time Deposits - 2.9%

11,200  Credit Suisse Holding
        1.75%, due 10/1/96
        (Cost $8,921,459)                                  $  8,923,592     2.9%

        Total Investments
        (Cost $192,222,077)***                              309,334,437   100.0




                                                                         Percent
                                                                          of Net
                                                               Value      Assets
--------------------------------------------------------------------------------

        Other Assets in Excess
        of Liabilities                                     $      2,998     --

        Net Assets Applicable to
        12,261,692 Shares of
        Common Stock Outstanding                           $309,337,435   100.0%

        Net Asset Value Per Share
        ($309,337,435 / 12,261,692)                              $25.23



--------------------------------------------------------------------------------
   *One of the ten largest portfolio holdings.
  **Non-income producing security.
 ***Also aggregate cost for federal tax purposes.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------


                           Dividend Reinvestment Plan
--------------------------------------------------------------------------------

  The Dividend Reinvestment Plan offers you a convenient and automatic way to reinvest your income dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact the Fund's transfer agent at PNC Bank, N.A., P.O. Box 8950, Wilmington, DE, 19899, (800) 852-4750. If your shares are held by your brokerage firm, please contact your investment representative.

  This report is sent to the stockholders of The Swiss Helvetia Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.


  Notice is hereby given in accordance with section 23(c) of The Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.


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